Employee Pension And Other Postretirement Benefits	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Pension and Other Postretirement Benefits
EMPLOYEE PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company provides defined benefit pension and postretirement benefit plans and defined contribution pension benefit plans to eligible employees. Plan obligations are measured based on the present value of projected future benefit payments to participants for services rendered to date. The measurement of projected future benefits is dependent on the terms of each individual plan, demographics, and valuation assumptions. No assumption is made regarding any potential changes to the benefit provisions beyond those to which the Company is currently committed, for example under existing collective bargaining agreements.

Benefits accruing under the traditional years of service and compensation formula were grandfathered and, since 2009, have been replaced with a cash balance feature. Except for major collectively bargained plans, our qualified defined benefit pension plans are frozen to new entrants. The Company's policy is to fund its qualified defined benefit pension plans at least to the minimum amounts required under U.S. Government regulations.

The Company sponsors 401(k) defined contribution plans in which most employees, including certain union employees, are eligible to participate. Company contributions for most defined contribution plans are based on the matching of employee contributions up to 4% of eligible compensation. Certain hourly employees are covered under a target benefit plan. In addition to the 401(k) defined contribution benefit formula, non-union represented employees hired after June 30, 2008, are eligible to participate in a defined contribution program in lieu of a defined benefit pension plan. The Company's contributions to the qualified defined contribution plans for the years ended December 31, 2013, 2012 and 2011, were $61 million, $56 million and $55 million, respectively.

The Company provides supplemental pension plans for certain officers. The related liability was $104 million and $113 million as of December 31, 2013 and 2012, respectively. Certain of these plans are funded through rabbi trusts.

The Company provides contributory postretirement health care and life insurance benefits to a dominantly closed group of eligible employees, retirees, and their qualifying dependents. Covered employees achieve eligibility to participate in these contributory plans upon retirement from active service if they meet specified age, years of service, and grandfathered requirements. Benefits are not guaranteed, and the Company reserves the right to amend or terminate coverage at any time. The Company's contributions for health care benefits are subject to caps, which limit Company contributions when spending thresholds are reached.

The measurement date for all of the Company's retirement plans is December 31. The cost of the Company's defined benefit plans and other postretirement plans for the years ended December 31, 2013, 2012 and 2011, was as follows:

	Pension Benefits			Other Benefits
	Year Ended December 31			Year Ended December 31
($ in millions)	2013	2012	2011	2013	2012	2011
Components of Net Periodic Benefit Cost
Service cost	$147	$133	$125	$21	$15	$15
Interest cost	215	212	199	33	40	44
Expected return on plan assets	(289)	(267)	(266)	—	—	—
Amortization of prior service cost (credit)	18	12	12	(21)	(7)	(7)
Amortization of net actuarial loss (gain)	118	77	33	16	13	12
Curtailments	(1)	—	—	—	—	—
Net periodic benefit cost	$208	$167	$103	$49	$61	$64

The funded status of the Company's plans as of December 31, 2013 and 2012, was as follows:

	Pension Benefits		Other Benefits
	December 31		December 31
($ in millions)	2013	2012	2013	2012
Change in Benefit Obligation
Benefit obligation at beginning of year	$5,061	$4,123	$965	$835
Service cost	147	133	21	15
Interest cost	215	212	33	40
Plan participants' contributions	9	8	18	18
Plan amendments	66	—	(145)	(11)
Actuarial loss (gain)	(600)	728	(220)	118
Benefits paid	(154)	(138)	(59)	(55)
Curtailments	(14)	(5)	—	—
Medicare Part D subsidy	—	—	3	5
Benefit obligation at end of year	4,730	5,061	616	965
Change in Plan Assets
Fair value of plan assets at beginning of year	3,745	3,238	—	1
Gain on plan assets	405	396	—	—
Employer contributions	305	239	38	31
Plan participants' contributions	9	8	18	18
Benefits paid	(154)	(138)	(59)	(55)
Transfers	—	2	—	—
Medicare Part D subsidy	—	—	3	5
Fair value of plan assets at end of year	4,310	3,745	—	—
Funded status	$(420)	$(1,316)	$(616)	$(965)

Amounts Recognized in the Consolidated Statements of Financial Position:
Pension plan assets	$124	$—	$—	$—
Current liability (1)	(15)	(15)	(139)	(166)
Non-current liability (2)	(529)	(1,301)	(477)	(799)
Accumulated other comprehensive loss (income) (pre-tax) related to:
Prior service costs (credits)	124	75	(152)	(27)
Net actuarial loss (gain)	847	1,694	50	286

(1)	Included in other current liabilities and current portion of postretirement plan liabilities, respectively.

(2)	Included in pension plan liabilities and other postretirement plan liabilities, respectively.

The Projected Benefit Obligation ("PBO"), Accumulated Benefit Obligation ("ABO"), and asset values for the Company's qualified pension plans were $4,626 million, $4,202 million, and $4,310 million, respectively, as of December 31, 2013, and $4,948 million, $4,431 million, and $3,745 million, respectively, as of December 31, 2012. The PBO represents the present value of pension benefits earned through the end of the year, with allowance for future salary increases. The ABO is similar to the PBO, but does not provide for future salary increases.

The PBO and fair value of plan assets for all qualified and non-qualified pension plans with PBOs in excess of plan assets were $3,633 million and $3,088 million, respectively, as of December 31, 2013, and $5,061 million and $3,745 million, respectively, as of December 31, 2012.

The ABO and fair value of plan assets for all qualified and non-qualified pension plans with ABOs in excess of plan assets were $1,581 million and $1,444 million, respectively, as of December 31, 2013, and $3,616 million and $2,802 million, respectively, as of December 31, 2012. The ABO for all pension plans was $4,294 million and $4,529 million as of December 31, 2013 and 2012, respectively.

The changes in amounts recorded in accumulated other comprehensive income (loss) are as follows:

	Pension Benefits			Other Benefits
	Year Ended December 31			Year Ended December 31
($ in millions)	2013	2012	2011	2013	2012	2011
Prior service cost (credit)	$(66)	$—	$—	$145	$11	$—
Amortization of prior service cost (credit)	18	12	12	(21)	(7)	(7)
Net actuarial loss (gain)	716	(599)	(573)	220	(118)	(16)
Amortization of net actuarial loss (gain)	118	77	33	16	13	12
Other	12	7	1	1	(1)	—
Total changes in accumulated other comprehensive income (loss)	$798	$(503)	$(527)	$361	$(102)	$(11)

The amounts in accumulated other comprehensive income (loss) as of December 31, 2013, expected to be recognized as components of net periodic expense in 2014 are as follows:

($ in millions)	Pension Benefits	Other Benefits
Prior service cost (credit)	$19	$(26)
Net loss	40	—
Total	$59	$(26)

Health Care Cost Trend Rate - The health care cost trend rate represents the annual rates of change in the cost of health care benefits based on estimates of health care inflation, changes in health care utilization or delivery patterns, technological advances, government mandated benefits, and other considerations. Using a combination of market expectations and economic projections, including the effect of health care reform, on December 31, 2013, the Company selected an expected initial health care cost trend rate of 7.33% and an ultimate health care cost trend rate of 5.00% reached in 2022. On December 31, 2012, the Company assumed an expected initial health care cost trend rate of 7.67% and an ultimate health care cost trend rate of 5.00% reached in 2021.

The weighted average assumptions used to determine the net periodic benefit costs were as follows:

	Pension Benefits
($ in millions)	2013	2012	2011
Assumptions Used to Determine Benefit Cost for the Year Ended December 31:
Discount rate	4.27%	5.23%	5.84%
Expected long-term rate on plan assets	7.50%	8.00%	8.50%
Rate of compensation increase	3.66%	3.64%	3.43%

	Other Benefits
($ in millions)	2013	2012	2011
Assumptions Used to Determine Benefit Cost for the Year Ended December 31:
Discount rate	4.02%	4.94%	5.58%
Initial health care cost trend rate assumed for next year	7.67%	8.00%	8.00%
Gradually declining to a rate of	5.00%	5.00%	5.00%
Year in which the rate reaches the ultimate rate	2021	2018	2017

The weighted average assumptions used to determine the benefit obligations were as follows:

	Pension Benefits		Other Benefits
	December 31		December 31
($ in millions)	2013	2012	2013	2012
Assumptions Used to Determine Benefit Obligations at December 31:
Discount rate	5.27%	4.24%	5.03%	4.04%
Rate of compensation increase	3.69%	3.66%
Initial health care cost trend rate assumed for next year			7.33%	7.67%
Gradually declining to a rate of			5.00%	5.00%
Year in which the rate reaches the ultimate rate			2022	2021

A one percent change in the assumed health care cost trend rates would have the following effects on 2013 results:

	1 Percentage Point
($ in millions)	Increase	Decrease
Effect on postretirement benefit expense	$2	$(2)
Effect on postretirement benefit obligations	25	(24)

The Employee Retirement Income Security Act of 1974 ("ERISA"), including amendments under the Pension Protection Act of 2006 and the Moving Ahead for Progress in the 21st Century Act, defines the minimum amount that must be contributed to the Company's qualified defined benefit pension plans. In determining whether to make discretionary contributions to these plans above the minimum required amounts, the Company considers various factors, including attainment of the funded percentage needed to avoid benefit restrictions and other adverse consequences, minimum CAS funding requirements, and the current and anticipated future funding levels of each plan. The Company's contributions to its qualified defined benefit pension plans are affected by a number of factors, including published IRS interest rates, the actual return on plan assets, actuarial assumptions, and demographic experience. These factors and the Company's resulting contributions also impact the plans' funded status. The Company made the following minimum and discretionary contributions to its pension and other postretirement plans in the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31
($ in millions)	2013	2012	2011
Pension plans
Qualified minimum	$—	$64	$—
Discretionary
Qualified	301	172	—
Non-qualified	4	3	3
Other benefit plans	38	31	33
Total contributions	$343	$270	$36

For the year ending December 31, 2014, the Company expects its cash contributions to its qualified defined benefit pension plans to be $123 million, all of which will be discretionary. For the year ending December 31, 2014, the Company expects its cash contributions to its postretirement benefit pension plans to be approximately $35 million.

In March 2013, the Company concluded negotiations on one of its collective bargaining agreements, which required an amendment to one of the Company's pension plans. As a result of the amendment, the remeasurement of the plan increased the pension liability and pre-tax accumulated other comprehensive loss by approximately $30 million.

In May 2013, the Company amended its postretirement benefit plans for salaried post-65 participants, which replaced a Company-sponsored indemnity plan with coverage offered through a third-party vendor and permanently capped the Company's contributions. As a result of the amendment, the remeasurement of the plans decreased the postretirement liability and pre-tax accumulated other comprehensive loss by approximately $177 million.

The following table presents estimated future benefit payments, using the same assumptions used in determining the Company's benefit obligations as of December 31, 2013. Benefit payments depend on future employment and compensation levels, years of service, and mortality. Changes in any of these factors could significantly affect these estimated amounts.

		Other Benefits
($ in millions)	Pension Benefits	Benefit Payments	Subsidy Receipts
2014	$163	$35	$—
2015	178	37	—
2016	194	40	—
2017	212	42	—
2018	231	46	—
Years 2019 to 2023	$1,464	$262	$2

Pension Plan Assets

Pension assets include public equities, government and corporate bonds, cash and cash equivalents, private real estate funds, hedge funds, and other assets. Plan assets are held in a master trust and overseen by the Company's Investment Committee. All assets are externally managed through a combination of active and passive strategies. Managers may only invest in the asset classes for which they have been appointed.

The Investment Committee is responsible for setting the policy that provides the framework for management of the plan assets. The plans' Investment Committee has set the minimum and maximum permitted values for each asset class in the Company's pension plan master trust for the year ended December 31, 2013, as follows:

	Range
U.S. equities	27	-	43%
International equities	13	-	27%
Long bonds	25	-	50%
Alternative investments	5	-	15%

The general objectives of the Company's pension asset strategy are to earn a rate of return over time to satisfy the benefit obligations of the plans, meet minimum ERISA funding requirements, and maintain sufficient liquidity to pay benefits and address other cash requirements within the master trust. Specific investment objectives include reducing the volatility of pension assets relative to benefit obligations, achieving a competitive, total investment return, achieving diversification between and within asset classes, and managing other risks. Investment objectives for each asset class are determined based on specific risks and investment opportunities identified. Decisions regarding investment policies and asset allocation are made with the understanding of the historical and prospective return and risk characteristics of various asset classes, the effect of asset allocations on funded status, future Company contributions, and projected expenditures, including benefits. The Company updates its asset allocations periodically. The Company uses various analytics to determine the optimal asset mix and considers plan obligation characteristics, duration, liquidity characteristics, funding requirements, expected rates of return, regular rebalancing, and the distribution of returns. Actual allocations to each asset class could vary from target allocations due to periodic investment strategy changes, short-term market value fluctuations, the length of time it takes to fully implement investment allocation positions, such as real estate and other alternative investments, and the timing of benefit payments and Company contributions.

Taking into account the asset allocation ranges, the investment fiduciary determines the specific allocation of the master trust's investments within various asset classes. The master trust utilizes select investment strategies, which are executed through separate account or fund structures with external investment managers who demonstrate experience and expertise in the appropriate asset classes and styles. The selection of investment managers is done with careful evaluation of all aspects of performance and risk, demonstrated fiduciary responsibility, investment management experience, and a review of the investment managers' policies and processes. Investment performance is monitored frequently against appropriate benchmarks and tracked to compliance guidelines with the assistance of third party consultants and performance evaluation tools and metrics.

Plan assets are stated at fair value. The Company employs a variety of pricing sources to estimate the fair value of its pension plan assets, including independent pricing vendors, dealer or counterparty-supplied valuations, third-party appraisals, appraisals prepared by the Company's investment managers, or other experts.

Investments in equity securities, common and preferred, are valued at the last reported sales price when an active market exists. Securities for which official or last trade pricing on an active exchange is available are classified as Level 1. If closing prices are not available, securities are valued at the last trade price, if deemed reasonable, or a broker's quote in a non-active market, and are typically categorized as Level 2.

Investments in fixed-income securities are generally valued by independent pricing services or dealers who make markets in such securities. Pricing methods are based upon market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders and typically are categorized as Level 2. Fixed-income securities categorized as Level 3 typically are priced by dealers and pricing services that use pricing models that incorporate unobservable inputs.

Investments in hedge funds generally do not have readily available market quotations and are estimated at fair value, which primarily utilizes Net Asset Values ("NAV") or the equivalent, as a practical expedient, as reported by the investment manager. Hedge funds usually have restrictions on redemptions that might affect the ability to sell the investment at NAV in the short term, and valuations might lag by up to three months. Accordingly, these investments are typically classified as Level 3.

Real estate funds are typically valued through updated independent third-party appraisals, which are adjusted for changes in cash flows, market conditions, property performance, and leasing status. Since real estate funds do not have readily available market quotations, they are generally valued at NAV or its equivalent, as a practical expedient, as reported by the asset manager. Redemptions from real estate funds are also subject to various restrictions. Accordingly, these investments are classified as Level 3.

Management reviews independently appraised values, audited financial statements, and additional pricing information to evaluate the net asset values. For the very limited group of investments for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value, additional information is obtained from the investment manager and evaluated internally to determine whether any adjustments are required to reflect fair value.

The Company might be unable to quickly liquidate some assets at amounts close or equal to fair value in order to meet the plans' liquidity requirements or respond to specific events such as the creditworthiness of any particular issuer or counterparty. Illiquid assets are generally long-term investments that complement the long-term nature of the Company's pension obligations and are generally not used to fund benefit payments in the short term. Management monitors liquidity risk on an ongoing basis and has procedures designed to maintain flexibility in troubled markets.

The master trust has considerable investments in fixed income securities for which changes in the relevant interest rate of a particular instrument might result in the inability to secure similar returns upon the maturity or sale. Changes in prevailing interest rates might result in an increase or decrease in fair value of the instrument. Investment managers are permitted to use interest rate swaps and other financial derivatives to manage interest rate risk.

Counterparty risk is the risk that a counterparty to a financial instrument held by the master trust will default on its commitment. Counterparty risk is generally related to over-the-counter derivative instruments used to manage risk exposure to interest rates on long-term debt securities. Certain agreements with counterparties employ set-off agreements, collateral support arrangements, and other risk mitigation practices designed to reduce the net credit risk exposure in the event of a counterparty default. Credit policies and processes are in place to manage concentrations of risk by seeking to undertake transactions with large well-capitalized counterparties and by monitoring the creditworthiness of these counterparties.

The fair value of the Company's retirement plan assets by asset category and by valuation hierarchy Level as described in Note 2: Summary of Significant Accounting Policies were as follows:

	December 31, 2013
($ in millions)	Total	Level 1	Level 2	Level 3
Asset Category
Equity
U.S. equities (1)	$1,546	$249	$1,297	$—
International equities (1)	860	382	478	—
Fixed Income
U.S. government	156	—	156	—
U.S. agency	180	—	180	—
Non-U.S. government	66	—	66	—
Investment grade (2)	871	—	871	—
Asset backed	65	—	65	—
Non-investment grade (3)	39	—	39	—
Cash and cash equivalents (4)	75	2	73	—
Hedge funds	257	—	—	257
Real estate fund	188	—	—	188
Other (5)	7	—	7	—
Total assets at fair value	$4,310	$633	$3,232	$445

(1)	U.S. and international equity securities include investments in small, medium, and large capitalization stocks of public companies held in separately managed accounts or commingled trust funds.

(2)	Investment grade fixed income securities include corporate bonds rated Baa3/BBB- or higher by one or more rating agencies.

(3)	Non-investment grade fixed income securities include corporate bonds consistently rated below Baa3/BBB- by one or more rating agencies and a high yield commingled fund.

(4)
Cash and cash equivalents are highly liquid short-term investment funds and include net receivables and payables of the trust. These funds are available for immediate use to fund daily operations, execute investment policies, and serve as a temporary investment vehicle. The Company's plan asset allocation policy does not include cash.

(5)	Other investments include swaps, options, collateral, and insurance contracts.

	December 31, 2012
($ in millions)	Total	Level 1	Level 2	Level 3
Asset Category
Equity
U.S. equities (1)	$1,222	$192	$1,030	$—
International equities (1)	694	306	388	—
Fixed Income
U.S. government	368	—	368	—
U.S. agency	186	—	186	—
Non-U.S. government	57	—	57	—
Investment grade (2)	692	—	692	—
Asset backed	74	—	74	—
Non-investment grade (3)	33	—	33	—
Cash and cash equivalents (4)	73	18	55	—
Hedge funds	181	—	—	181
Real estate fund	162	—	—	162
Other (5)	3	—	3	—
Total assets at fair value	$3,745	$516	$2,886	$343

(1)	U.S. and international equity securities include investments in small, medium, and large capitalization stocks of public companies held in separately managed accounts or commingled trust funds.

(2)	Investment grade fixed income securities include corporate bonds rated Baa3/BBB- or higher by one or more rating agencies.

(3)	Non-investment grade fixed income securities include corporate bonds consistently rated below Baa3/BBB- by one or more rating agencies and a high yield commingled fund.

(4)
Cash and cash equivalents are highly liquid short-term investment funds. These funds are available for immediate use to fund daily operations, execute investment policies, and serve as a temporary investment vehicle. The Company's plan asset allocation policy does not include cash.

(5)	Other investments include futures, swaps, options, and insurance contracts.

The master trust limits the use of derivatives through direct or separate account investments, such that the derivatives used are liquid and able to be readily valued in the market. Derivative usage in separate account structures is limited to hedging purposes or to gain market exposure in a non-speculative manner. The net fair market value of the master trust's derivatives through direct or separate account investments was $4 million and less than $1 million as of December 31, 2013 and 2012, respectively.

The following tables summarize the changes in Level 3 retirement plan assets measured at fair value for the years ended December 31, 2013 and 2012.

		Return on plan assets
		Attributable to Assets Held at December 31, 2013
	Fair Value at December 31, 2012		Attributable to Assets Sold			Transfers		Fair Value at December 31, 2013
						Into	(Out) of
($ in millions)				Purchases	Sales	Level 3	Level 3
Asset Category:
Hedge funds	$181	$16	$—	$60	$—	$—	$—	$257
Real estate fund	162	26	—	—	—	—	—	188
Total Level 3 fair value	$343	$42	$—	$60	$—	$—	$—	$445

		Return on plan assets
		Attributable to Assets Held at December 31, 2012
	Fair Value at December 31, 2011		Attributable to Assets Sold			Transfers		Fair Value at December 31, 2012
						Into	(Out) of
($ in millions)				Purchases	Sales	Level 3	Level 3
Asset Category:
Hedge funds	$149	$12	$—	$20	$—	$—	$—	$181
Real estate fund	—	12	—	150	—	—	—	162
Total Level 3 fair value	$149	$24	$—	$170	$—	$—	$—	$343